Related Party Transactions - Founder Shares (Details)					12 Months Ended
	Mar. 15, 2021 shares	Mar. 12, 2021 USD ($) shares	Mar. 09, 2021 USD ($) $ / shares shares	Jan. 08, 2021 USD ($) shares	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 USD ($) shares
Related Party Transaction
Aggregate purchase price | $						$ 25,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Threshold period from closing of public offering entity is obligated to complete Business Combination					24 months
Class B Common Stock
Related Party Transaction
Common stock, shares outstanding					8,337,500	8,337,500
Founder Shares
Related Party Transaction
Shares no longer subject to forfeiture		837,500
Founder Shares | Kyle Francis
Related Party Transaction
Aggregate purchase price | $			$ 450
Price per share | $ / shares			$ 0.003
Stock transferred during period shares			150,000
Founder Shares | Officer and Director
Related Party Transaction
Aggregate purchase price | $			$ 1,600,000
Founder Shares | Class B Common Stock | Over-allotment option
Related Party Transaction
Underwriter forfeited the remaining over-allotment option	287,500
Founder Shares | Sponsor
Related Party Transaction
Aggregate purchase price | $		$ 25,000
Founder Shares | Sponsor | Independent Directors
Related Party Transaction
Stock transferred during period shares			25,000
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction
Number of shares issued			8,625,000	7,187,500
Aggregate purchase price | $				$ 25,000
Share dividend			0.2
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial Business Combination					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial Business Combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial Business Combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the Business Combination in which the 20 trading days within any 30 trading day period commences					150 days
Founder Shares | Sponsor | Class B Common Stock | Over-allotment option
Related Party Transaction
Shares subject to forfeiture			1,125,000